Summary of Significant Accounting Policies (Details) - Recurring ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term time deposits			¥ 44,322
Loans and advances, net - non-current	¥ 421,564	$ 61,314	390,171	$ 61,314
Long-term payable to institutional - funding partners and online investors	419,039	60,947	383,043	60,947
Recurring short-term investments Available-for-sale debt securities	4,100	$ 596	8,500	$ 596
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term time deposits			0
Loans and advances, net - non-current	0		0
Long-term payable to institutional - funding partners and online investors	0		0
Recurring short-term investments Available-for-sale debt securities	0		0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term time deposits			44,322
Loans and advances, net - non-current	421,564		390,171
Long-term payable to institutional - funding partners and online investors	419,039		383,043
Recurring short-term investments Available-for-sale debt securities	4,100		8,500
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term time deposits			0
Loans and advances, net - non-current	0		0
Long-term payable to institutional - funding partners and online investors	0		0
Recurring short-term investments Available-for-sale debt securities	¥ 0		¥ 0